Taxes	6 Months Ended
Mar. 31, 2024
Taxes [Abstract]
TAXES

NOTE 10 — TAXES

Corporation Income Tax (“CIT”)

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Global Mofy HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Global Mofy HK did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Global Mofy HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis.

Kashi Mofy is subject to a five- year income tax holiday since generating revenues, as it is incorporated in the Kashi Economic District, Xinjiang province. The five-year income tax holiday of Kashi Mofy will end on December 31, 2023. Starting from January 1, 2024, Kashi Mofy is eligible for a preferential tax rate of 9%.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. “05-Global Mofy China” obtained its HNTE certificate on October 21, 2020 and re-applied its HNTE certificate on October 26, 2023. Therefore, “05-Global Mofy China” is eligible to enjoy a preferential tax rate of 15% from 2020 to 2025 to the extent it has taxable income under the EIT Law.

The provision for income tax consisted of the following:

	For the Six Months ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
Current income tax expense	$20,305	$248,796
Uncertain tax provisions	2,416,499	—
Deferred income tax expense	—	(72,879)
Income tax provision	$2,436,804	$175,917

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Six Months Ended March 31,
	2024	2023
PRC statutory tax rate	25.0%	25.0%
Effect of preferential tax rate(a)	0.3%	(2.8)%
Additional deduction for R&D expenses	(0.3)%	0.0%
Non-deductible expenses	0.9%	0.0%
Effect of change in valuation allowance	(0.2)%	(4.3)%
Effect of different tax rates in a foreign jurisdiction	(6.6)%	0.0%
Effective tax rate	19.1%	17.9%

(a)	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the six months ended March 31, 2024 and 2023. For the six months ended March 31, 2024 and 2023, the tax saving as the result of the favorable tax rate and tax holiday amounted to $37,209 and $2,079, respectively.

Deferred tax assets and liabilities

Components of deferred tax assets and liabilities were as follows:

	March 31, 2024	September 30, 2023
	(Unaudited)
Provision for doubtful debt	$30,107	$110,374
Tax loss carry forwards	113,045	70,341
Operating lease liabilities	120,111	133,489
Total deferred tax assets	263,263	314,204
Less: Valuation allowance	(136,237)	(162,974)
Total deferred tax assets, net of valuation allowance	$127,026	$151,230

	March 31, 2024	September 30, 2023
	(Unaudited)
Right of use assets	$127,026	$151,230
Total deferred tax liabilities	127,026	151,230
Total deferred tax assets, net	$—	$—

As of March 31, 2024, the Company has total of net operating loss carry forward of approximately $0.6 million in the PRC that expire from 2025 through 2028. Due to the uncertainty of utilizing these carry forwards, the Company provided a 100% valuation allowance on the deferred tax assets of $136,237 and $162,974 as of March 31, 2024 and September 30, 2023, respectively.

Uncertain Tax Position

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	March 31, 2024	September 30, 2023
	(Unaudited)
Balance as of beginning of year	$1,066,949	$—
Increase related to prior year tax positions	—	5,639
Increase related to current year tax positions	2,416,499	1,061,310
Foreign exchange translation	6,533	—
Balance as of end of year	$3,489,981	$1,066,949

As of March 31, 2024 and September 30, 2023, there were $3,489,981 and $1,066,949 of unrecognized tax benefits, respectively, which would affect the effective tax rate if recognized.

In general, the PRC tax authority has up to five years to contact examinations of the Company’s tax filings. As of March 31, 2024, tax years ended December 31, 2019 through December 31, 2023 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Tax payable

The tax payable consisted of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
VAT payable	$2,552	$487,744
Uncertain tax provision	—	1,066,949
Other tax	2,037	366
Tax payable, current	$4,589	$1,555,059

Uncertain tax provision	$3,489,981	$—
Tax payable, noncurrent	$3,489,981	$—